Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	NeoGames S.A.
Entity Central Index Key	0001821349
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	24,983,855
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	N4
Entity File Number	001-39721
Document Annual Report	true
Document Transition Report	false
Entity Ex Transition Period	false
Document Shell Company Report	false